Segment Information - Schedule of Performance and Making Key Decisions Condensed Consolidated Statements of Operations as Net Income or Loss (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Schedule of Performance and Making Key Decisions Condensed Consolidated Statements of Operations as Net Income or Loss [Abstract]
General and administrative fees	$ 1,679,338	$ 4,644	$ 1,878,773	$ 46,064
Interest earned on cash and investments held in Trust Account	$ 2,045,145		$ 3,097,832